Other Comprehensive Income - Rollforward (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance			$ (489,244)	$ (482,719)
Other Comprehensive Income Before Reclassifications	(60,157)	96,260
Other Comprehensive Income Reclassification	7,576	5,645
Other comprehensive income (loss), net of tax	(52,581)	101,905
Balance	(541,825)	(380,814)
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Balance			(138,341)	(136,221)
Other Comprehensive Income Before Reclassifications	8,031	(24,536)
Other Comprehensive Income Reclassification	3,639	2,986
Other comprehensive income (loss), net of tax	11,670	(21,550)
Balance	(126,671)	(157,771)
Accumulated Benefit Plans Adjustment[Member]
Balance			(179,423)	(111,215)
Other Comprehensive Income Reclassification	3,937	2,659
Other comprehensive income (loss), net of tax	3,937	2,659
Balance	(175,486)	(108,556)
Accumulated Translation Adjustments [Member]
Balance			(174,349)	(238,331)
Other Comprehensive Income Before Reclassifications	(66,206)	119,955
Other comprehensive income (loss), net of tax	(66,206)	119,955
Balance	(240,555)	(118,376)
Total, before non-controlling interests
Balance			(492,113)	(485,767)
Other Comprehensive Income Before Reclassifications	(58,175)	95,419
Other Comprehensive Income Reclassification	7,576	5,645
Other comprehensive income (loss), net of tax	(50,599)	101,064
Balance	(542,712)	(384,703)
Noncontrolling interests not subject to put provisions [Member]
Balance			2,869	3,048
Other Comprehensive Income Before Reclassifications	(1,982)	841
Other comprehensive income (loss), net of tax	(1,982)	841
Balance	$ 887	$ 3,889